Leases - Balance Sheet Classification of Right-of-Use Assets and Lease Liabilities (Detail) $ in Thousands	Jun. 29, 2019 USD ($)
Assets:
Operating lease assets	$ 676,191
Finance lease assets	4,360
Total leased assets	680,551
Current
Operating	35,615
Finance	534
Noncurrent
Operating	710,260
Finance	3,913
Total lease liabilities	$ 750,322